FINANCE COSTS	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Finance Costs	Finance Costs

		Years ended December 31,
	Notes	2023	2022
Interest expense		$79.0	$38.9
Accretion expense - gold prepayment	20	10.8	10.1
Repurchase option fee	7	23.7	—
Credit Facility fees		4.1	3.0
Accretion expense - asset retirement obligations	15(a)	5.0	2.1
Other finance costs		11.9	3.5
		$134.5	$57.6
Borrowing costs attributable to qualifying assets	11	$(113.5)	$(49.0)
		$21.0	$8.6

Interest paid[1]		$68.3	$37.8
1.Interest paid relates to interest charges on the Company's 5.75% senior notes, Term Loan, Credit Facility, equipment loans and leases.